STATEMENT OF CASH FLOWS	5 Months Ended
Dec. 31, 2020 USD ($)
Cash Flows from Operating Activities:
Net loss	$ (14,302,396)
Adjustments to reconcile net loss to net cash used in operating activities:
Operating costs paid through promissory note - related party	402
Interest earned on investments held in Trust Account	(3,380)
Fair Value Adjustment of Warrants	13,296,000
Changes in operating assets and liabilities:
Prepaid expenses	(261,496)
Accrued expenses	723,277
Net cash used in operating activities	(547,593)
Cash Flows from Investing Activities:
Investment of cash in Trust Account	(230,000,000)
Net cash used in investing activities	(230,000,000)
Cash Flows from Financing Activities:
Proceeds from issuance of Class B common stock to Sponsor	25,000
Proceeds from sale of Units, net of underwriting discounts paid	225,796,000
Proceeds from sale of Private Placement Warrants	6,600,000
Repayment of advances from related party	(2,279)
Proceeds from promissory notes - related parties	249,598
Repayment of promissory notes - related party	(250,000)
Payment of offering costs	(880,477)
Net cash used in financing activities	231,537,842
Net Change in Cash	990,249
Cash - Beginning of period	0
Cash - End of period	990,249
Non-Cash financing activities:
Initial classification of Class A common stock subject to possible redemption	198,911,760
Change in value of Class A common stock subject to possible redemption	(14,298,920)
Deferred underwriting fee payable	8,050,000
Initial fair value of warrant liability	19,548,000
Offering costs included in accrued offering costs	25,000
Offering costs paid through advances from related party	$ 2,279